Revenue and Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue and Segment Information [Abstract]
Schedule of Disaggregation of Revenue from Contracts with Customers Recognized at a Point in Time

The Group’s revenue was generated from production and trading of primarily-processed teas and refined teas in the PRC. Disaggregation of revenue from contracts with customers recognized at a point in time is as follows:

	Six months ended June 30,
	2024	2025
	USD’000 (unaudited)	USD’000 (unaudited)
Sales of primarily-processed white teas
Premium-grade	1,074	1,197
First-grade	1,665	1,212
Second-grade	1,721	717
Third-grade	1,656	744
Sales of primarily-processed black teas
Premium-grade	207	198
First-grade	431	430
Second-grade	398	304
Third-grade	388	196
Sales of refined teas	155	—
	7,695	4,998

The Group’s revenue was generated from production and trading of primarily-processed teas and refined teas in the PRC. Disaggregation of revenue from contracts with customers recognized at a point in time is as follows:

	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
Sales of primarily-processed white teas
Premium-grade	3,494	3,578	1,783
First-grade	6,224	5,806	3,260
Second-grade	5,001	5,088	3,029
Third-grade	5,515	5,413	3,159
Sales of primarily-processed black teas
Premium-grade	747	691	449
First-grade	1,237	1,176	776
Second-grade	990	900	690
Third-grade	1,082	1,031	669
Sales of refined teas	16	439	1,199
	24,306	24,122	15,014

Schedule of Information by Operating Segment

Information by operating segment is as follows:

	Six months ended June 30,
	2024	2025
	USD’000 (unaudited)	USD’000 (unaudited)
Revenues:
Sales of primarily-processed teas	7,540	4,998
Sales of refined teas	155	—
	7,695	4,998
Cost of sales:
Sales of primarily-processed teas	5,001	4,091
Sales of refined teas	29	—
	5,030	4,091
Segment results:
Sales of primarily-processed teas	2,539	907
Sales of refined teas	126	—
	2,665	907

Information by operating segment is as follows:

	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
Revenues:
Sales of primarily-processed teas	24,290	23,683	13,815
Sales of refined teas	16	439	1,199
	24,306	24,122	15,014
Cost of sales:
Sales of primarily-processed teas	11,653	11,269	10,427
Sales of refined teas	3	69	657
	11,656	11,338	11,084
Segment results:
Sales of primarily-processed teas	12,637	12,414	3,388
Sales of refined teas	13	370	542
	12,650	12,784	3,930